Short-term bank deposits (Tables)	12 Months Ended
Dec. 31, 2024
Cash equivalents [abstract]
Schedule of Short Term Bank Deposits	As of December 31, 2024 and 2023, this item was comprised as follows:

	December 31, 2024		December 31, 2023
Short-term bank deposits	Ps.	3,058,691	Ps.	—